UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

December 23, 2025

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re: Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectuses and Statements of Additional Information with respect to the OneAscent Large Cap Core ETF, OneAscent Core Plus Bond ETF, OneAscent International Equity ETF, and OneAscent Emerging Markets ETF, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 619 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 619 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 818-4183.

Sincerely,

/s/ Angela Helton

Angela Helton

Assistant Secretary